Capital lease obligation (Tables)	12 Months Ended
Dec. 31, 2018
Capital Lease Obligation Tables
Capital lease obligation
	2018	2017
Capital lease obligation	$85,118	$124,697
Less current portion	(42,603)	(39,579)
	42,515	85,118

Year ended December 31:
2019	$42,603
2020	42,515
85,118